BUSINESS TRANSACTIONS - La Pepa Option Exercise (Details) - La Pepa Option Exercise - Minera Cavancha SpA - Mineros - USD ($) $ in Millions	Dec. 31, 2021	Jul. 03, 2021	Jul. 02, 2021	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Maximum percentage of interest eligible to be acquired		31.00%	20.00%	51.00%
Percentage of voting interest eligible to be acquired, pursuant to call option				49.00%
Minimum threshold, acquisition related expenditures			$ 5.0
Percentage of voting equity interests acquired	20.00%
Identifiable assets acquired (liabilities assumed)	$ 21.4